Canada Life Insurance Company of America Letterhead



March 2003





Dear Policyowner:

Enclosed is the VariFund PLUS Annual Report for the period ending December 31, 2002. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Canada Life's Prestige Series VariFund PLUS Annuity product for your financial needs.


Sincerely,



/s/Ronald E. Beettam
------------------------
Ronald E. Beettam

Encl.

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

THE ALGER AMERICAN FUND, FILED FEBRUARY 26, 2003
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

BERGER INSTITUTIONAL PRODUCTS TRUST, FILED FEBRUARY 13, 2003
     Portfolios which include: Berger IPT-International Fund; Small Company
     Growth

DREYFUS VARIABLE INVESTMENT FUND, FILED MARCH 4, 2003
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Appreciation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., FILED MARCH 3, 2003
     Portfolios which include: Dreyfus Socially Responsible Growth Fund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP High Income

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Overseas

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Asset Manager

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Index 500; Fidelity VIP Contrafund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Growth Opportunities

GOLDMAN SACHS FUNDS, FILED FEBRUARY 28, 2003
     Portfolios which include: VIT Capitol Growth, VIT Core U.S. Equity Portfolio, VIT Growth & Income

LEVCO SERIES TRUST, FILED FEBRUARY 27, 2003
     Portfolios which include: Levco Equity Value Fund

SELIGMAN PORTFOLIOS, INC., FILED MARCH 5, 2003
     Portfolios which include: Communications and Information, Seligman Frontier, Seligman Global Technology, Seligman Small-Cap Value

THE MONTGOMERY FUNDS III, FILED MARCH 7, 2003
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund

VAN ECK WORLDWIDE INSURANCE TRUST, FILED MARCH 3, 2003
     Portfolios which include: Van Eck Worldwide Emerging Markets Fund and Van Eck Worldwide Real Estate Fund

Canada Life Insurance Company of America Letterhead



March 2003





Dear Policyowner:

Enclosed is the Varifund Annual Report for the period ending December 31, 2002. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Canada Life's Prestige Series Varifund product for your financial needs.

Sincerely,

/s/Ronald E. Beettam
----------------------
Ronald E. Beettam

Encl.

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

THE ALGER AMERICAN FUND, FILED FEBRUARY 26, 2003
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

BERGER INSTITUTIONAL PRODUCTS TRUST, FILED FEBRUARY 13, 2003
     Portfolios which include: Berger IPT-International Fund; Small Company
     Growth

DREYFUS VARIABLE INVESTMENT FUND, FILED MARCH 4, 2003
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Appreciation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., FILED MARCH 3, 2003
     Portfolios which include: Dreyfus Socially Responsible Growth Fund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP High Income

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Overseas

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Asset Manager

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Index 500; Fidelity VIP Contrafund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, FILED FEBRUARY 28, 2003
     Portfolios which include: Fidelity VIP Growth Opportunities

GOLDMAN SACHS FUNDS, FILED FEBRUARY 28, 2003
     Portfolios which include: VIT Capitol Growth, VIT Core U.S. Equity Portfolio, VIT Growth & Income

LEVCO SERIES TRUST, FILED FEBRUARY 27, 2003
     Portfolios which include: Levco Equity Value Fund

SELIGMAN PORTFOLIOS, INC., FILED MARCH 5, 2003
     Portfolios which include: Communications and Information, Seligman Frontier, Seligman Global Technology, Seligman Small-Cap Value

THE MONTGOMERY FUNDS III, FILED MARCH 7, 2003
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund

VAN ECK WORLDWIDE INSURANCE TRUST, FILED MARCH 3, 2003
     Portfolios which include: Van Eck Worldwide Emerging Markets Fund and Van Eck Worldwide Real Estate Fund